Finance income/(costs) - Schedule of Finance Cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Costs Disclosure [Abstract]
Interest expenses on shareholder loans	€ 0	€ (1,743)	€ (8,162)
Interest expenses on old facility (senior debt) and renewed facility	(23,364)	(12,139)	(6,446)
Loss on modification of old facility	0	(1,730)	0
Loss on the old facility extinguishment	0	(2,832)	0
Finance costs on borrowings	(23,364)	(18,444)	(14,608)
Interest expenses on lease liabilities	(3,678)	(1,777)	(527)
Fair value gains/(losses) on derivatives	(5,497)	5,507	593
Fair value gains/(losses) on public warrant liabilities	(6,273)	19,964	0
Fair value gains/(losses) on private placement warrant liabilities	0	7,139	0
Other finance income/(costs)	480	0	0
Exchange differences – net	523	(2,069)	(877)
Finance income/(costs)	€ (37,809)	€ 10,320	€ (15,419)